OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 7,464	$ 6,321
Production in process	4,596	4,049
Raw materials	6,822	5,883
Manufacturing supplies, spare parts and other	1,862	1,733
Total	20,744	17,986
Spare parts	1,300	1,300
Manufacturing and other	$ 600	$ 400